Leases - Navios Holdings Future Revenue for Chartered-Out Vessels, Barges, Pushboats and for Logistics Business (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Dry bulk vessels
Property Subject To Or Available For Operating Lease [Line Items]
2017	$ 30,093
2018	805
2019	0
2020	0
2021	0
Total minimum revenue, net of commissions	30,898
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
2017	112,803
2018	76,883
2019	76,641
2020	64,191
2021	52,569
2022 and thereafter	684,511
Total minimum revenue, net of commissions	$ 1,067,598